Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions Details Narrative
Corporate and administrative service charges	$ 8,416	$ 11,296
Accrued director fees		$ 15,000